Financial instruments - Sensitivity analysis (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($) customer	Dec. 31, 2020 CAD ($) customer
IFRS Concentration Risk [Line Items]
Revenues [note 6]	$ 31,068,350	$ 17,775,029
Customer concentration
IFRS Concentration Risk [Line Items]
Concentration risk (as a percent)	10.00%
Credit concentration
IFRS Concentration Risk [Line Items]
Number of major customers | customer	4	2
Concentration risk (as a percent)	79.00%	79.00%
Revenues
IFRS Concentration Risk [Line Items]
Revenues [note 6]	$ 24,297,417	$ 13,967,375
Concentration risk (as a percent)	79.00%	79.00%
Trade accounts receivable
IFRS Concentration Risk [Line Items]
Number of major customers | customer	1	2
Revenues [note 6]	$ 12,063,636	$ 1,211,177
Concentration risk (as a percent)	73.00%	69.00%
Customer 1 | Revenues
IFRS Concentration Risk [Line Items]
Revenues [note 6]	$ 7,308,191	$ 9,523,353
Concentration risk (as a percent)	24.00%	53.00%
Customer 2 | Revenues
IFRS Concentration Risk [Line Items]
Revenues [note 6]	$ 7,019,953	$ 4,444,022
Concentration risk (as a percent)	23.00%	26.00%
Customer 3 | Revenues
IFRS Concentration Risk [Line Items]
Revenues [note 6]	$ 6,417,373
Concentration risk (as a percent)	21.00%
Customer 4 | Revenues
IFRS Concentration Risk [Line Items]
Revenues [note 6]	$ 3,551,900
Concentration risk (as a percent)	11.00%